================================================================================

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  06/30/2001
                                               --------------
 Check here if Amendment [ ]; Amendment Number:
                                               --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:        City Capital, Inc.
          ---------------------------------------------
 Address:     1100 Peachtree Street
          ---------------------------------------------
              Suite 1500
          ---------------------------------------------
              Atlanta, GA 30309
          ---------------------------------------------

 Form 13F File Number:  28-3050
                       -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:        Willis P. Dobbs
          ---------------------------------------------
 Title:       President
          ---------------------------------------------
 Phone:       404-874-1110
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Willis P. Dobbs           Atlanta, GA USA              8/8/01
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

City Capital, Inc
FORM 13F
June 30, 2001

                                                                                                       Voting
                                                                                                       Authority
                                                                                                      ----------
                                                               Value     Shares/  Sh/  Put/   Invstmt  Other
    Name of Issuer                Title of class  CUSIP        (x$1000)  Prn Amt  Prn  Call   Dscretn  Managers   Sole  Shared
    ----------------              --------------  -----        --------  -------  ---  ----   ------   --------   ----  ------
AGILENT TECHNOLOGIES INC                COM       00846u101      1893     58260    SH          Sole               58140
AMERICAN GENERAL CORP                   COM       026351106       929     20000    SH          Sole               20000
AMERICAN INTL GROUP                     COM       026874107      5724     67335    SH          Sole               67290
AMERICAN TOWER CORP CL A                COM       029912201       973     47085    SH          Sole               46985
AMGEN COMMON                            COM       311621007       371      6120    SH          Sole                6120
AUTOMATIC DATA PROCESSING               COM       053015103      4530     91145    SH          Sole               91075
BANK OF AMERICA CORP                    COM       060505104       318      5295    SH          Sole                5295
BANK ONE CORP COM                       COM       06423a103       391     10934    SH          Sole               10934
BELLSOUTH CORP                          COM       7986010         266      6601    SH          Sole                6601
BRISTOL MYERS SQUIBB CO.                COM       110122108       293      5600    SH          Sole                5600
CAPITAL ONE FINANCIAL CORP              COM       14040h105      7445    123779    SH          Sole              123659
CHARLES SCHWAB CORP NEW                 COM       808513105       275     17435    SH          Sole               17435
CHOICEPOINT INC                         COM       170388102       252      6000    SH          Sole                6000
CINTAS                                  COM       172908105      3818     82557    SH          Sole               82557
CITIGROUP INC.                          COM       172967101      6658    126010    SH          Sole              125900
COCA COLA CO                            COM       191216100      6347    141041    SH          Sole              140911
COLONIAL BANCGROUP INC                  COM       195493309       374     26000    SH          Sole               26000
DEUTSCHE TELEKOM AG-SPON ADR            COM       251566105       315     14042    SH          Sole               14042

                                                                                                       Voting
                                                                                                       Authority
                                                                                                      ----------
                                                               Value     Shares/  Sh/  Put/   Invstmt  Other
    Name of Issuer                Title of class  CUSIP        (x$1000)  Prn Amt  Prn  Call   Dscretn  Managers   Sole  Shared
    ----------------              --------------  -----        --------  -------  ---  ----   ------   --------   ----  ------
EMC CORP/MASS                           COM       268648102      2100     71796    SH          Sole               71646
ENTREMED INC COM                        COM       29382f103       926     57880    SH          Sole               57750
EXXON MOBIL CORP                        COM       302290101       726      8309    SH          Sole                8309
FOREST LABS CL A                        COM       345838106      6757     95170    SH          Sole               95050
GENERAL ELECTRIC CO                     COM       369604103      5989    122854    SH          Sole              122744
GENERAL MOTORS CORP CLASS H             COM       370442501       960     46000    SH          Sole               46000
GENZYME CORP                            COM       372917104       239      3912    SH          Sole                3912
GEORGIA-PAC (TIMBER GRP)                COM       373298108      1073     30000    SH          Sole               30000
GILEAD SCIENCES INC                     COM       375558103       226      3880    SH          Sole                3880
GLAXOSMITHKLINE PLC-ADR                 COM       37733W105       283      5032    SH          Sole                5032
HOME DEPOT                              COM       437076102      2353     50538    SH          Sole               50538
IMCLONE SYSTEMS                         COM       45245w109       320      6060    SH          Sole                6060
INNOTRAC CORPORATION                    COM       45767m109       137     18210    SH          Sole               18210
INTEL CORP                              COM       458140100      2027     69312    SH          Sole               69312
JOHNSON & JOHNSON                       COM       478160104      6794    135876    SH          Sole              135756
LILLY ELI & CO                          COM       532457108       484      6545    SH          Sole                6545
LINEAR TECHNOLOGIES CORP.               COM       535678106       219      4950    SH          Sole                4950
MEDTRONIC INC.                          COM       585055106      6403    139175    SH          Sole              139105
MERCK & CO INC                          COM       589331107      5647     88363    SH          Sole               88313
MERCURY INTERACTIVE CORP.               COM       589405109       270      4510    SH          Sole                4510
MICROSOFT                               COM       594918104      3990     54660    SH          Sole               54620
MILLICOM INTL CELLULAR                  COM       l6388f102       237      9450    SH          Sole                9450
NEXTEL COMMUNICATIONS INC-CL A          COM       65332v103      1522     86980    SH          Sole               86730

                                                                                                       Voting
                                                                                                       Authority
                                                                                                      ----------
                                                               Value     Shares/  Sh/  Put/   Invstmt  Other
    Name of Issuer                Title of class  CUSIP        (x$1000)  Prn Amt  Prn  Call   Dscretn  Managers   Sole  Shared
    ----------------              --------------  -----        --------  -------  ---  ----   ------   --------   ----  ------
NORTHERN TRUST CORP                     COM       665859104      2518     40286    SH          Sole               40286
PARKER HANNIFIN CORP                    COM       701094104       431     10148    SH          Sole               10148
PAYCHEX INC                             COM       704326107      4736    118394    SH          Sole              118314
PFIZER INC                              COM       717081103       305      7619    SH          Sole                7619
PHARMACIA CORP COM                      COM       71713u102      1347     29304    SH          Sole               29254
PROTEIN DESIGN LABS INC                 COM       74369l103       281      3240    SH          Sole                3240
PROVIDIAN FINANCIAL CORP                COM       74406a102       363      6135    SH          Sole                6135
QUAKER OATS CO.                         COM       747402105       548      6000    SH          Sole                6000
SEABULK INTERNATIONAL INC               COM       81169P101       395     79000    SH          Sole               79000
STATE STREET CORP                       COM       857477103       366      7400    SH          Sole                7400
STRYKER CORP                            COM       863667101      3960     72206    SH          Sole               72206
SUN MICROSYSTEMS INC                    COM       866810104      2822    179490    SH          Sole              179170
SUNTRUST BKS INC                        COM       867914103      4128     63717    SH          Sole               63717
SYNOVUS FINANCIAL CORP                  COM       87161C105      7891    251457    SH          Sole              251247
T. ROWE PRICE ASSOCIATES, INC.          COM       74144T108      2188     58525    SH          Sole               58405
TELLABS INC.                            COM       879664100      1619     83541    SH          Sole               83491
TEXAS INSTRUMENTS INC                   COM       882508104       418     13112    SH          Sole               13112
VODAFONE GROUP PLC-SP ADR               COM       92857w100      1065     47635    SH          Sole               47565
WACHOVIA CORPORATION                    COM       929771103       715     10050    SH          Sole               10050
WAL MART STORES INC                     COM       931142103      4568     93616    SH          Sole               93556
EXXON MOBIL CORP                                  302290101       211      2411    SH          Sole                2411
STANDARD & POORS DEPOSITORY RE                    78462f103       704      5745    SH          Sole                5745
REPORT SUMMARY                                 63 DATA RECORD  132433              0           OTHER